Victory Integrity Small-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Investment Objective
The Fund seeks to provide long-term capital growth.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Integrity Small-Cap Value Fund	Class A		Class C		Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Integrity Small-Cap Value Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees		0.86%	0.86%	0.86%	0.86%	0.86%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.46%	0.36%	0.60%	0.14%	0.29%
Total Annual Fund Operating Expense		1.57%	2.22%	1.96%	1.00%	1.15%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	none	(0.21%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	2.22%	1.75%	1.00%	1.15%
[1]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A and Class R shares of the Fund (excluding acquired fund fees and expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.50% and 1.75%, respectively, until at least October 31, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place (including any amounts waived or reimbursed prior to October 31, 2014 by Munder Capital Management, investment adviser to the Fund's predecessor, Munder Veracity Small-Cap Value Fund, a series of Munder Series Trust), subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Integrity Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,036	1,375	2,329
Class C	325	694	1,190	2,554
Class R	178	595	1,038	2,268
Class R6	102	318	552	1,225
Class Y	117	365	633	1,398

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Integrity Small-Cap Value Fund | Class C | USD ($)	225	694	1,190	2,554

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues long-term capital growth in the Fund by investing, under normal circumstances, at least 80% of the Fund's net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies. Small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($ 34.6 million to $ 5.5 billion as of September 30, 2016). The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

When selecting securities to invest in, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser chooses the Fund's investments by employing a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (i) rigorously analyzing the company's financial characteristics and assessing the quality of the company's management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector and particularly those companies within the real estate investment trust (REIT) industry.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Small Capitalization Stock Risk. Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Sector Risk. To the extent the Fund focuses in one or more sectors, such as the financials sector and the REIT industry, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. REITs are particularly subject to the risks of declining real estate values, changing economic conditions and increasing interest rates.
  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to a broad measure of market performance. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class C, Class R, Class R6 and Y shares reflect the historical performance of, respectively, the Class A, Class C, Class R, Class R6 and Class Y shares of the MST Munder Veracity Small-Cap Value Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management) (“MST Fund”). The Fund’s performance has not been restated to reflect any differences in the expenses of the MST Munder Veracity SmallCap Value Fund. The MST Munder Veracity Small-Cap Value Fund’s information and financial history in this Prospectus for the periods prior to May 14, 2011 are that of the Veracity Small Cap Value Fund (the predecessor to the MST Fund) (“Veracity Fund”). The Veracity Fund offered Class R and Class I shares, which were similar to the MST Fund’s Class A and Class Y shares, respectively. The performance for Class A shares in the bar chart and table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class R shares. The performance for Class Y shares in the table below for the period prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class I shares. The performance for Class A and Class Y shares have not been restated to reflect any difference in the expenses of the Veracity Fund’s Class R and I shares, respectively. The performance for Class C and Class R shares in the table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of each respective class.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

YTD through 9/30/16: 8.67% Highest/lowest quarterly results during this time period were:
Highest	23.78% (quarter ended June 30, 2009)
Lowest	-21.93% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory Integrity Small-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(12.32%)	7.84%		6.63%
Class C	(8.54%)	8.33%		6.51%
Class R	(7.17%)	8.87%		7.02%
Class R6	(6.49%)	15.44%	[1]		Jun. 01, 2012
Class Y	(6.65%)	9.42%		7.54%
After Taxes on Distributions | Class A	(12.63%)	5.62%		5.29%
After Taxes on Distributions and Sale of Fund Shares | Class A	(6.71%)	5.15%		4.81%
Russell 2000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	(7.47%)	7.67%		5.57%
[1]	Inception date of Class R6 shares is June 1, 2012.